Employee Benefits - Health Care Cost Trend Rates (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Healthcare cost trend rate assumed for next year	6.30%	7.00%	6.50%
Rate to which cost trend rate gradually declines	4.50%	4.50%	4.50%